CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 14,055,777	$ 12,317,798	$ 12,746,266	$ 7,822,180	$ 5,731,691	$ 6,268,667	$ 2,736,663	$ 6,145,555
Prepaid expenses and other current assets	521,880	1,349,244	1,679,425	1,828,444	712,975	1,058,527	1,747,365	1,887,780
Total Current Assets	14,577,657	13,667,042	14,425,691	9,650,624	6,444,666	10,230,181	4,551,811	8,033,335
Property and equipment, net	0			2,096	5,013	8,388	12,056	15,834
Patent acquisition costs, net	27,150	26,674	26,489	27,566	30,163	29,147	31,065	32,867
Total Assets	14,604,807	13,693,716	14,452,180	9,680,286	6,479,842	10,267,716	4,612,296	8,229,960
Current Liabilities:
Accounts payable	3,380,782	2,410,530	2,191,168	966,059	1,228,772	1,315,411	1,481,536	1,763,182
Accrued expenses	1,839,706	975,893	1,941,083	2,630,857	4,228,604	3,035,056	2,671,393	1,625,228
Liability related to stock options and warrants	0	3,358,994	4,362,515	2,814,781	1,014,868	1,014,869
Total Liabilities	5,220,488	6,745,417	8,494,766	6,411,697	6,472,244	5,365,336	4,152,929	3,388,410
Commitments and Contingencies
Shareholders' (Deficiency) Equity:
Share capital of 0.01 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding	384,733	46,578,543	46,578,543	40,085,648	31,987,016	30,123,701	24,538,137	23,716,875
Additional paid-in capital	139,734,651	136,462,016	136,380,909	132,699,127	133,568,636	132,549,942	130,813,879	129,909,435
Capital redemption reserve	52,193,811				0
Accumulated other comprehensive loss	(648,065)	(621,298)	(617,622)	(571,585)	(348,860)	(402,093)	(405,374)	(245,258)	$ (352,426)	$ (236,246)
Accumulated deficit	(182,280,811)	(175,470,962)	(176,384,416)	(168,944,601)	(165,199,194)	(157,369,170)	(154,487,275)	(148,539,502)
Total Shareholders' Equity	9,384,319	6,948,299	5,957,414	3,268,589	7,598	4,902,380	459,367	4,841,550	$ 4,368,711	$ 22,235,306
Total Liabilities and Shareholders' Equity	$ 14,604,807	$ 13,693,716	$ 14,452,180	$ 9,680,286	$ 6,479,842	$ 10,267,716	$ 4,612,296	$ 8,229,960